NON-CONTROLLING INTERESTS (Details Narrative)	Dec. 31, 2025	May 31, 2023
MKD Taiwan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	37.64%	42.00%